Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill as of March 31, 2023 and December 31, 2022 consisted of the following:

	Sports Gaming Client Services	Sports Hub Gaming	Affiliate Marketing Services - International	Total
Balance as of December 31, 2022	$381,000	$4,919,928	$1,615,167	$6,916,095
Goodwill	-	-	-	-
Less: Impairment charges	-	-	-	-
Balance as of March 31, 2023	$381,000	$4,919,928	$1,615,167	$6,916,095

Cumulative goodwill impairment charges	$-	$-	$-	$-

Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 were as follows:

Schedule of goodwill

	SportsHub Gaming	Sports Gaming Client Services	Affiliate Marketing Services - International	Total

Balance as of December 31, 2021	$—	$381,000	$3,130,167	$3,511,167
Goodwill	4,919,928	—	—	4,919,928
Less: Impairment charges	—	—	(1,515,000)	(1,515,000)
Balance as of December 31, 2022	$4,919,928	$381,000	$1,615,167	$6,916,095

Cumulative goodwill impairment charges	$—	$—	$1,515,000	$1,515,000